iShares
®
U.S. Broker-Dealers & Securities Exchanges ETF
Schedule of Investments
(unaudited)
June 30, 2023
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Asset Management & Custody Banks  —  0 .2%
Diamond Hill Investment Group, Inc. ............. 5,844 $ 1,001,077
a
Financial Exchanges & Data  —  22 .2%
Cboe Global Markets, Inc. .................... 142,385 19,650,554
CME Group, Inc. , Class A .................... 103,760 19,225,690
Intercontinental Exchange, Inc. ................ 174,866 19,773,847
MarketAxess Holdings, Inc. ................... 69,750 18,234,045
Nasdaq, Inc. ............................. 332,015 16,550,948
93,435,084
a
Investment Banking & Brokerage  —  77 .4%
B Riley Financial, Inc.
(a)
...................... 30,999 1,425,334
BGC Partners, Inc. , Class A ................... 667,185 2,955,630
Charles Schwab Corp. (The) .................. 382,090 21,656,861
Evercore, Inc. , Class A ...................... 69,529 8,593,089
Goldman Sachs Group, Inc. (The) .............. 249,236 80,388,580
Houlihan Lokey, Inc. , Class A .................. 99,430 9,774,963
Interactive Brokers Group, Inc. , Class A ........... 202,981 16,861,632
Jefferies Financial Group, Inc. ................. 368,001 12,206,593
Lazard Ltd. , Class A ........................ 222,242 7,111,744
LPL Financial Holdings, Inc. ................... 92,452 20,101,838
Moelis & Co. , Class A ....................... 132,011 5,985,379
Morgan Stanley ........................... 976,625 83,403,775
Piper Sandler Companies .................... 29,081 3,759,010
PJT Partners, Inc. , Class A ................... 48,878 3,403,864
Raymond James Financial, Inc. ................ 195,535 20,290,667
Security Shares Value
a
Investment Banking & Brokerage (continued)
Robinhood Markets, Inc. , Class A
(a) (b)
............. 1,024,027 $ 10,219,790
Stifel Financial Corp. ....................... 209,166 12,480,935
StoneX Group, Inc.
(b)
....................... 34,665 2,879,968
Virtu Financial, Inc. , Class A ................... 174,467 2,981,641
326,481,293
a
Total Long-Term  Investments — 99.8%
(Cost: $ 469,206,784 ) ................................ 420,917,454
a
Short-Term Securities
Money Market Funds  —  0 .5%
BlackRock Cash Funds: Institutional, SL Agency Shares ,
5.31%
(c) (d) (e)
............................ 1,437,563 1,437,851
BlackRock Cash Funds: Treasury, SL Agency Shares ,
5.09%
(c) (d)
............................. 599,929 599,929
a
Total Short-Term Securities — 0.5%
(Cost: $ 2,037,842 ) .................................. 2,037,780
Total Investments — 100.3%
(Cost: $ 471,244,626 ) ................................ 422,955,234
Liabilities in Excess of Other Assets — ( 0 .3 ) % ............... (1,396,240)
Net Assets — 100.0% ................................. $ 421,558,994
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/23
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/23
  Shares Held
at 06/30/23 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares . $ 5,372,007  $ —  $ (3,933,483)
(a)
$ (1,032) $ 359  $ 1,437,851  1,437,563  $ 30,446
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 2,515,774  —  (1,915,845)
(a)
—  —  599,929  599,929  9,897  —
$ (1,032) $ 359
$ 2,037,780
$ 40,343  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
June 30, 2023
iShares
®
U.S. Broker-Dealers & Securities Exchanges ETF
2
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Financials Select Sector Index ........................................................ 4 09/15/23 $ 419 $ 7,575
E-Mini Russell 2000 Index ................................................................ 1 09/15/23 95 208
$ 7,783
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 420,917,454  $ —  $ —  $ 420,917,454
Short-Term Securities
Money Market Funds ...................................... 2,037,780  —  —  2,037,780
$ 422,955,234  $ —  $ —  $ 422,955,234
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 7,783  $ —  $ —  $ 7,783
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.